PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment, net of accumulated depreciation, as of December 31, 2022 and 2023 consisted of the following:

	2022	2023	2023
	RUB	RUB	$
Infrastructure systems and equipment	117,566	169,298	1,887.7
Finance lease right-of-use assets	26,674	36,846	410.8
Land, land rights and buildings	19,096	20,844	232.4
Office furniture and equipment	11,923	16,889	188.3
Other property and equipment	10,063	18,494	206.2
Leasehold improvements	4,507	6,186	69.0
Assets not yet in use	42,170	63,020	702.7
Total	231,999	331,577	3,697.1
Less: accumulated depreciation	(104,293)	(137,659)	(1,535.0)
Total property and equipment	127,706	193,918	2,162.1

Assets not yet in use primarily represent building construction, infrastructure systems, equipment and other assets under installation, including related prepayments, and comprise the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements included in assets not yet in use amounted to RUB 364 and RUB 1,806 ($20.1) as of December 31, 2022 and 2023, respectively.

Depreciation expenses related to property and equipment for the years ended December 31, 2021, 2022 and 2023 amounted to RUB 18,162, RUB 23,243 and RUB 29,432 ($328.2), respectively.